Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intermediate Bond Fund | Intermediate Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	1.68%	6.35%	(13.38%)	(1.12%)	8.70%